Expense Example {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-12 - Fidelity Europe Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Europe Fund: Class A
Expense Example:
1 year	$ 704
3 years	975
5 years	1,267
10 years	2,095
Fidelity Advisor Europe Fund: Class M
Expense Example:
1 year	512
3 years	852
5 years	1,216
10 years	2,236
Fidelity Advisor Europe Fund: Class C
Expense Example:
1 year	318
3 years	673
5 years	1,154
10 years	2,483
Fidelity Advisor Europe Fund: Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Fidelity Advisor Europe Fund: Class Z
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	$ 1,120